Stockholders' Equity - Schedule of Reconciliation of the Number of Shares Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Number of Shares Outstanding [Abstract]
Shares outstanding at beginning of year	461,005	461,686
Repurchase of capital shares, net	(663)	(681)
Shares outstanding at yearend	460,342	461,005